UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class A - CPXAX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.13%
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.07% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	4.02%	1.81%	4.17%
Without sales charge	8.07%	2.59%	4.56%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	Reflects a 3.75% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class C - CPXCX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.78%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.42% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	6.42%[2]	1.93%	3.90%
Without sales charge	7.42%	1.93%	3.90%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class F - CPXFX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.78%
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.51% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	8.51%	2.96%	4.62%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.30%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.62%
Linked Blended Benchmark[1]	8.14%	2.89%	4.69%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class I - CPXIX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.44% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	8.44%	2.89%	4.87%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class R - CPRRX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.28%
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.97% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	7.97%	2.44%	4.41%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Preferred Securities and Income Fund, Inc. annual shareholder report as of December 31, 2025 Class Z - CPXZX

This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$81	0.78%
How did the Fund perform during the last year and what affected its performance?

The share class had a 8.50% total return in the 12 months ended December 31, 2025, compared with the Linked Blended Benchmark,1 which returned 8.14%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.77%.

An overweight allocation and security selection in the non-U.S. banks sector contributed to relative performance compared with the Linked Blended Benchmark.1 This included an overweight to European bank contingent capital securities, which outperformed amid strong bank fundamentals supported by better-than-anticipated economic growth and lower euro-area inflation. Additionally, out-of-benchmark euro-denominated new issues performed well on strong investor demand due to their attractive valuations versus U.S. dollar-denominated securities. Security selection in U.S. bank issues also contributed, driven by a preference for higher-coupon, fixed-to-reset securities traded over-the-counter—which generally outperformed lower-coupon, fixed-rate $25 par preferreds. Security selection in the insurance sector further aided relative performance. Contributors included out-of-index and overweight positions from U.S. annuity provider SBL Holdings that generated strong returns following weak performance in 2024.

The Fund's use of credit default swaps detracted from relative performance. The swaps were employed to hedge and manage credit risk. Although the hedge weighed on results, the portfolio's securities generated returns that more than compensated for the hedging impact. Security selection in the utilities sector also modestly detracted from relative performance. Most utility securities performed well, supported by a healthy fundamental backdrop and optimism around power demand from AI-driven data center growth. However, the portfolio held overweight positions in certain securities from California-based companies that struggled due to concerns over potential liabilities stemming from severe wildfires, as well as uncertainty surrounding funding of the state's Wildfire Recovery Fund. Security selection in the pipeline sector further modestly hindered relative performance, reflecting an overweight position in a security from liquefied natural gas company Venture Global, whose disappointing initial public stock offering weighed on the high-coupon preferred.

Top contributors	Top detractors
Non-U.S. Banks	Credit Default Swaps
U.S. Banks	Utilities
Insurance	Pipeline

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	ICE BofA Fixed Rate Preferred Securities Index
ICE BofA U.S. All Capital Securities Index	Linked Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	8.50%	2.96%	4.94%
ICE BofA U.S. All Capital Securities Index	6.77%	2.41%	4.64%
ICE BofA Fixed Rate Preferred Securities Index	5.13%	1.61%	3.97%
Linked Blended Benchmark[1]	8.14%	2.89%	4.94%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$7,222,944,144
Number of portfolio holdings (excluding derivatives)	285
Portfolio turnover rate	61%
Net advisory fees paid	$53,480,050
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
Citigroup, Inc., 6.625%, Series HH	1.0%
Morgan Stanley, 6.625%, Series Q	0.9%
Barclays PLC, 9.625% (United Kingdom)	0.9%
Goldman Sachs Group, Inc., 7.50%, Series X	0.9%
Societe Generale SA, 10.00% (France)	0.8%

Sector diversification[3,5]	(%)
Banking	54.5%
Utilities	11.6%
Insurance	11.1%
Pipelines	8.4%
Telecommunications	4.0%
Financial Services	3.1%
Health Care	1.1%
Energy	1.0%
Retail & Wholesale—Staples	0.2%
Other (includes short-term investments)	5.0%

Country diversification[3,5]	(%)
United States	44.8%
Canada	15.0%
France	9.3%
United Kingdom	9.0%
Switzerland	3.4%
Netherlands	3.1%
Spain	2.9%
Japan	2.9%
Germany	2.3%
Other (includes short-term investments)	7.3%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Blended Benchmark consists of 50% ICE BofA Capital Securities Index and 50% ICE BofA Fixed Rate Preferred Securities Index through 12/31/2016. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 30% ICE BofA Core Fixed Rate Preferred Securities Index, and 10% Bloomberg Developed Market USD Contingent Capital Index through 12/31/2018. Thereafter, it consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 20% Bloomberg Developed Market USD Contingent Capital Index through 3/31/2022. Thereafter, it consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors (the “Board”) has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s Board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s Board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the Board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2025 and December 31, 2024 for professional services rendered by the Registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$48,023	$48,023
Audit-Related Fees	$0	$0
Tax Fees	$0	$6,927
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the Board of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.

The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2025	2024
Registrant	$0	$6,927
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Preferred Securities and Income Fund, Inc.

We would like to share with you our report for the year ended December 31, 2025. The total returns for the Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2025	Year Ended December 31, 2025
Cohen & Steers Preferred Securities and Income Fund:
Class A	4.65%	8.07%
Class C	4.34%	7.42%
Class F	4.82%	8.51%
Class I	4.79%	8.44%
Class R	4.55%	7.97%
Class Z	4.82%	8.50%
ICE BofA U.S. All Capital Securities Index(a)	4.23%	6.77%
ICE BofA Fixed Rate Preferred Securities Index(a)	4.08%	5.13%
Linked Blended Benchmark(a)	4.63%	8.14%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a)

The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The Linked Blended Benchmark consists of 55% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index through 6/30/2025. Thereafter, it consists of 65% ICE BofA US Institutional Capital Securities Index, 10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The ICE BofA Core Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar denominated preferred securities issued in the U.S. domestic market, excluding $1,000 par securities. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2025

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.5%
Invesco Preferred ETF		1,671,494	$18,787,593
iShares Preferred & Income Securities ETF		578,718	17,917,109

TOTAL EXCHANGE-TRADED FUNDS
(Identified cost—$37,503,138)			36,704,702

PREFERRED SECURITIES—EXCHANGE-TRADED	8.6%
BANKING	3.8%
Bank of America Corp., 4.125%, Series PP(a)		1,021,287	17,535,498
Bank of America Corp., 4.25%, Series QQ(a)		945,620	16,680,737
Bank of America Corp., 4.375%, Series NN(a)		653,010	11,845,601
JPMorgan Chase & Co., 4.55%, Series JJ(a)		723,961	14,044,843
JPMorgan Chase & Co., 4.625%, Series LL(a)		139,838	2,746,418
M&T Bank Corp., 6.35%, Series K(a)		1,059,000	27,173,940
M&T Bank Corp., 7.50%, Series J(a)		1,178,099	31,278,529
Morgan Stanley, 4.25%, Series O(a)		321,458	5,670,519
Morgan Stanley, 6.625%, Series Q(a)		2,592,505	67,742,156
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		731,037	17,172,059
Truist Financial Corp., 4.75%, Series R(a)		176,072	3,380,582
Wells Fargo & Co., 4.375%, Series CC(a)		539,563	9,776,882
Wells Fargo & Co., 4.70%, Series AA(a)		1,164,664	22,536,248
Wells Fargo & Co., 4.75%, Series Z(a)		1,332,418	25,968,827

			273,552,839

FINANCIAL SERVICES	0.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		408,068	9,916,052
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		299,940	7,900,420
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,003,123	16,511,405
TPG Operating Group II LP, 6.95%, due 3/15/64		785,003	19,507,324

			53,835,201

INSURANCE	1.9%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		860,975	16,935,378
Allstate Corp., 5.10%, Series H(a)		146,190	3,061,219
Arch Capital Group Ltd., 4.55%, Series G(a)		719,074	12,008,536

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
Arch Capital Group Ltd., 5.45%, Series F(a)		611,386	$12,392,794
Athene Holding Ltd., 4.875%, Series D(a)		605,032	10,303,695
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		772,580	19,005,468
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		236,142	5,908,273
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		533,608	13,708,390
Axis Capital Holdings Ltd., 5.50%, Series E(a)		207,379	4,135,137
Equitable Holdings, Inc., 5.25%, Series A(a)		278,359	5,622,852
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		675,370	17,188,166
Lincoln National Corp., 9.00%, Series D(a)		300,277	8,056,432
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		476,686	7,522,105

			135,848,445

REAL ESTATE	0.2%
DigitalBridge Group, Inc., 7.15%, Series I(a)		316,620	7,028,964
Public Storage, 4.70%, Series J(a)		135,722	2,532,572
Public Storage, 4.75%, Series K(a)		194,122	3,688,318

			13,249,854

TELECOMMUNICATIONS	0.5%
AT&T, Inc., 4.75%, Series C(a)		344,462	6,551,667
Telephone & Data Systems, Inc., 6.00%, Series VV(a)		436,154	8,308,734
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70		342,725	8,036,901
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70		356,608	8,259,042
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69		310,785	7,785,164

			38,941,508

UTILITIES	1.5%
Algonquin Power & Utilities Corp., 8.659% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		854,909	21,757,434
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		69,351	1,146,372
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	12,006,812
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	5,176,161

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares		Value
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)			637,381	$10,382,937
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)			616,461	10,325,722
DTE Energy Co., 6.25%, due 10/1/85, Series H			828,596	20,623,754
SCE Trust VII, 7.50%, Series M(a)			375,643	9,496,255
SCE Trust VIII, 6.95%, Series N(a)			37,943	901,905
Xcel Energy, Inc., 6.25%, due 10/15/85			514,513	12,842,245

				104,659,597

TOTAL PREFERRED SECURITIES— EXCHANGE-TRADED
(Identified cost—$655,641,144)				620,087,444

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	87.1%
BANKING	50.7%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR	13,200,000	15,700,756
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(b)(d)(e)		EUR	5,600,000	6,748,224
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			9,600,000	10,721,021
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	13,400,000	16,275,133
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	34,400,000	42,251,143
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a)(b)(d)			29,400,000	29,385,997
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			48,800,000	54,018,965
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(d)			29,200,000	35,277,491
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)			11,894,000	11,774,407
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)			21,133,000	21,510,900
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			10,282,000	10,442,759
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			33,390,000	33,935,793

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*		Value
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		87,523,000	$91,264,258
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)	EUR	6,800,000	8,369,371
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)		14,800,000	15,239,826
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		14,500,000	15,405,580
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)		54,400,000	55,804,381
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		19,910,000	20,718,983
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		18,400,000	19,779,834
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		17,299,000	18,384,254
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		17,180,000	18,318,175
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(a)(b)(d)(e)	EUR	15,600,000	18,336,951
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		14,200,000	15,209,648
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		20,967,000	22,457,879
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)	GBP	26,850,000	38,837,055
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	26,515,000	37,574,416
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	14,600,000	21,254,730
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		57,350,000	65,207,581
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		60,800,000	56,384,503
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		41,400,000	43,362,236
BNP Paribas SA, 7.45% to 6/27/35 (France)(a)(b)(d)(f)		5,200,000	5,443,870

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*		Value
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		79,700,000	$84,506,627
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		54,200,000	58,714,372
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		39,600,000	42,130,994
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		15,800,000	16,919,173
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR	18,800,000	23,254,119
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		22,140,000	23,138,115
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		42,833,000	40,025,091
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000	5,424,988
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		74,469,000	75,711,276
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		115,035,000	119,607,655
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		87,095,000	89,862,008
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		19,777,000	20,869,541
Citigroup, Inc., 7.125% to 8/15/29, Series CC(a)(b)		8,783,000	9,061,799
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		25,585,000	26,845,807
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		26,159,000	26,318,544
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		28,370,000	28,642,153
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		31,400,000	33,023,144
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)	EUR	14,409,600	19,148,443
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	20,995,000	30,442,845
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)		50,600,000	52,717,711
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(d)(f)(g)(h)		7,740,000	2,128,500
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(d)(f)(g)(h)		37,700,000	10,367,500

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*		Value
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		24,213,000	$6,658,575
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(d)(e)	EUR	17,400,000	20,895,739
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	24,400,000	30,916,431
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	25,800,000	32,992,503
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	13,600,000	16,664,683
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	17,000,000	21,555,485
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(d)(e)	EUR	13,200,000	15,330,568
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	26,100,000	31,881,647
Goldman Sachs Capital I, 6.345%, due 2/15/34		11,523,000	12,254,256
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		5,230,000	5,185,945
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)		52,306,000	54,604,292
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		60,763,000	64,366,610
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)		30,198,000	28,811,477
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		27,369,000	30,098,519
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		7,637,000	7,815,713
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		16,800,000	17,438,753
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)		29,000,000	30,231,659
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		6,735,000	7,126,674
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)		14,302,000	14,074,719
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		25,980,000	26,103,145

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*		Value
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(d)		9,492,000	$8,555,174
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)		21,300,000	20,681,417
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)		54,000,000	56,357,748
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(d)(e)		28,300,000	30,137,887
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		8,900,000	9,281,985
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		36,611,000	39,746,879
Intesa Sanpaolo SpA, 6.375% to 5/26/33 (Italy)(a)(b)(d)(e)	EUR	6,000,000	7,348,479
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	16,180,000	20,589,451
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		17,850,000	18,561,700
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		38,932,000	41,317,201
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		11,000,000	11,408,444
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)	EUR	10,200,000	12,525,992
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(d)		28,300,000	28,267,848
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		8,600,000	8,942,289
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	23,800,000	33,378,948
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP	23,200,000	33,075,856
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(d)(e)	GBP	11,200,000	15,739,916
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		27,800,000	31,358,567
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(d)(f)		27,479,000	28,288,229

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*		Value
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR	20,400,000	$24,865,110
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		48,721,000	47,800,621
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		23,626,000	23,898,715
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		10,642,000	10,825,191
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		36,376,000	37,580,991
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		50,000,000	49,825,151
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		36,200,000	37,631,638
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		53,200,000	51,023,716
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		48,346,000	49,126,256
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		37,900,000	40,066,099
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		21,000,000	23,023,455
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		25,000,000	26,724,050
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		54,700,000	60,840,403
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(d)(f)		26,098,000	24,663,980
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(a)(b)(d)(f)		15,400,000	15,857,226
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		40,300,000	43,185,077
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		25,508,000	26,632,444
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		20,600,000	19,618,670
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		27,800,000	30,025,911

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*		Value
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)			42,900,000	$43,664,950
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)			14,551,000	15,344,044
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			26,605,000	28,077,023
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)			1,619,000	1,619,970
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)			5,548,000	5,583,313
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(d)(f)			46,400,000	42,733,361
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(d)(f)			7,700,000	7,658,351
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			17,000,000	17,451,758
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)			45,300,000	46,425,569
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)			21,521,000	23,291,038
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			19,600,000	21,563,900
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			47,600,000	55,850,365
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(d)(e)		EUR	15,200,000	19,087,596
Wells Fargo & Co., 5.95%, due 12/15/36			9,694,000	10,157,011
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			18,981,000	19,912,094
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			14,035,000	14,980,510

				3,661,443,485

ENERGY	1.0%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)			17,982,000	18,553,612
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			19,145,000	20,398,768
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)			33,280,000	34,213,171

				73,165,551

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*		Value
FINANCIAL SERVICES	2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			4,922,000	$5,163,369
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			22,849,000	22,709,672
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			36,970,000	35,292,633
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)			16,737,000	16,530,733
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)			7,719,000	7,675,685
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			19,600,000	20,532,568
ILFC E-Capital Trust II, 6.60% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)			14,335,000	12,415,684
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			50,200,000	51,746,561

				172,066,905

HEALTH CARE	1.1%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)			23,734,000	24,800,131
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			48,505,000	50,915,606

				75,715,737

INSURANCE	9.2%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)			31,400,000	32,722,945
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			12,645,000	12,713,991
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)			21,844,000	22,446,606
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)			21,220,000	21,214,814
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR	18,100,000	22,143,782
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR	29,600,000	34,812,166
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(d)(e)		EUR	6,600,000	8,346,072
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(f)			5,700,000	6,546,228

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

	Principal Amount*	Value
AXA SA, 8.60%, due 12/15/30 (France)	8,837,000	$10,347,223
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)	3,516,000	3,602,245
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)	16,460,000	16,926,565
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)	18,310,000	19,201,129
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)	26,835,000	26,506,285
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(b)	23,150,000	24,230,272
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)	18,995,000	19,093,058
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)	16,044,000	16,654,651
Hartford Insurance Group, Inc., 6.238% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)	25,318,000	23,998,596
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)	18,382,000	19,748,977
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(b)(f)	9,257,000	9,609,099
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)	75,680,000	83,976,798
MetLife, Inc., 6.40%, due 12/15/36	7,271,000	7,632,639
MetLife, Inc., 9.25%, due 4/8/38(f)	33,044,000	39,793,237
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)	8,047,000	7,983,615
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(b)	21,723,000	22,530,162
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(e)	28,400,000	30,178,774
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(d)(e)	44,600,000	45,143,076
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)	10,030,000	9,872,050
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)	24,300,000	23,223,782
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)	16,129,000	16,571,241

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)		20,000,000	$20,213,540
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		6,840,000	7,235,797

			665,219,415

PIPELINES	8.4%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		18,410,000	18,256,236
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		57,059,000	57,921,675
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		31,620,000	33,599,728
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		9,070,000	9,349,701
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		21,917,000	23,879,360
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		24,812,000	26,567,350
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		43,480,000	49,881,489
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)		19,312,000	19,478,643
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		48,060,000	48,035,951
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		26,495,000	26,610,465
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		56,266,000	57,833,177
Enterprise Products Operating LLC, 7.099% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		5,226,000	5,226,763
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		35,650,000	35,286,218
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		36,205,000	36,076,129
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)		24,980,000	26,715,460

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		40,155,000	$42,007,230
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		34,375,000	34,083,142
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		72,919,000	57,639,604

			608,448,321

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(f)		4,075,000	3,636,937
Land O’ Lakes, Inc., 7.25%(a)(f)		15,285,000	14,215,050

			17,851,987

TELECOMMUNICATION SERVICES	0.5%
SoftBank Group Corp., 7.625% to 1/29/31 due 4/29/61 (Japan)(b)(e)		34,700,000	32,631,006

TELECOMMUNICATIONS	3.5%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		26,555,000	27,507,740
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		34,201,000	35,958,760
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		22,522,000	23,578,417
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)		11,504,000	12,119,967
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)		23,075,000	23,123,090
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		38,078,000	38,881,560
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)		36,100,000	36,080,592
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		38,115,000	39,697,916
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)		21,231,000	16,674,520

			253,622,562

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
UTILITIES	10.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		20,384,000	$20,212,754
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		4,994,000	5,089,400
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		58,721,000	58,155,382
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		14,380,000	14,374,579
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		38,375,000	39,820,663
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		29,201,000	28,731,927
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		30,737,000	30,528,155
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		44,285,000	43,532,817
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)		22,644,000	23,805,977
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)		21,560,000	22,499,304
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		25,943,000	23,943,511
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		19,480,000	20,041,803
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)		28,480,000	28,629,087
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		41,050,000	41,105,318
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(b)		12,185,000	12,562,942
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		14,424,000	15,001,201
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(b)		21,290,000	21,266,067
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		6,860,000	7,207,551
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)		18,240,000	19,187,650
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		21,100,000	21,667,864
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		30,293,000	31,931,994

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Principal Amount*	Value
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		11,555,000	$12,013,494
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(b)		29,487,000	31,495,522
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(b)		7,070,000	7,326,132
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		37,184,000	36,573,513
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		18,475,000	18,888,938
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		42,882,000	43,640,347
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		30,448,000	31,410,218
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		8,170,000	8,142,356
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		12,180,000	12,148,869

			730,935,335

TOTAL PREFERRED SECURITIES— OVER-THE-COUNTER
(Identified cost—$6,037,857,560)			6,291,100,304

U.S. TREASURY NOTES	0.4%
U.S. Treasury Notes, 4.25%, due 8/15/35		26,900,000	27,097,547

TOTAL U.S. TREASURY NOTES
(Identified cost—$27,125,800)			27,097,547

		Shares
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(i)		81,003,249	81,003,249
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(i)		71,150,000	71,150,000

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$152,153,249)			152,153,249

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$6,910,280,891)	98.7%		7,127,143,246
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		95,800,898

NET ASSETS	100.0%		$7,222,944,144

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR 112,900,000	2.388%	Pay	Annually	2.170	%(j)	Receive	Semi-Annually	12/16/30	$1,143,517	$ —	$1,143,517
83,200,000	2.548%	Pay	Annually	2.127	%(j)	Receive	Semi-Annually	11/1/32	1,018,153	—	1,018,153
$ 136,000,000	3.227%	Receive	Annually	3.870	%(k)	Pay	Annually	12/16/30	(1,407,000)	—	(1,407,000)
97,000,000	3.497%	Receive	Annually	3.870	%(k)	Pay	Annually	11/1/32	(580,619)	—	(580,619)

									$174,051	$ —	$174,051

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	406,863,422	USD	477,281,309	1/22/26	$(1,249,764)
Brown Brothers Harriman	GBP	163,292,284	USD	218,733,280	1/22/26	(1,372,201)

						$(2,621,965)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Fair Value Hierarchy as of Year End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$36,704,702	$—	$—	$36,704,702
Preferred Securities— Exchange-Traded	620,087,444	—	—	620,087,444
Preferred Securities— Over-the-Counter	—	6,291,100,304	—	6,291,100,304
U.S. Treasury Notes	—	27,097,547	—	27,097,547
Short-Term Investments	—	152,153,249	—	152,153,249

Total Investments in Securities	$656,792,146	$6,470,351,100	$—	$7,127,143,246

Interest Rate Swap Contracts	$—	$2,161,670	$—	$2,161,670

Total Derivative Assets	$—	$2,161,670	$—	$2,161,670

Forward Foreign Currency Exchange Contracts	$—	$(2,621,965)	$—	$(2,621,965)
Interest Rate Swap Contracts	—	(1,987,619)	—	(1,987,619)

Total Derivative Liabilities	$—	$(4,609,584)	$—	$(4,609,584)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2024	Transfer out of Level 3(l)	Change in unrealized appreciation (depreciation)	Balance as of December 31, 2025
Preferred Securities— Over-The-Counter—Banking	$5,920,505	$(19,154,575)	$13,234,070	$—

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at December 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,363,752,438 or 32.7% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $937,459,175 which represents 13.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,447,183,040 which represents 20.0% of the net assets of the Fund, of which 0.5% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on 6-Month EURIBOR. Represents rates in effect at December 31, 2025.
(k)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at December 31, 2025.
(l)

As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of this investment. As of December 31, 2025, the Fund used significant observable inputs in determining the value of the same investment.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS:
Investments in securities, at value (Identified cost—$6,910,280,891)	$7,127,143,246
Cash	6,171,471
Cash collateral pledged for interest rate swap contracts	6,336,869
Foreign currency, at value (Identified cost—$1,099,427)	1,100,283
Receivable for:
Dividends and interest	89,583,856
Fund shares sold	11,978,529
Investment securities sold	1,112,936
Other assets	17,744

Total Assets	7,243,444,934

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	2,621,965
Payable for:
Investment securities purchased	5,576,906
Fund shares redeemed	5,208,350
Investment advisory fees	4,285,556
Shareholder servicing fees	1,153,394
Administration fees	306,111
Variation margin on interest rate swap contracts	276,401
Distribution fees	241,474
Directors’ fees	1,783
Other liabilities	828,850

Total Liabilities	20,500,790

NET ASSETS	$7,222,944,144

NET ASSETS consist of:
Paid-in capital	$8,287,614,243
Total distributable earnings/(accumulated loss)	(1,064,670,099)

$7,222,944,144

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2025

CLASS A SHARES:
NET ASSETS	$616,769,535
Shares issued and outstanding ($0.001 par value common stock outstanding)	49,058,986

Net asset value and redemption price per share	$12.57

Maximum offering price per share ($12.57 ÷ 0.9625)(a)	$13.06

CLASS C SHARES:
NET ASSETS	$169,701,825
Shares issued and outstanding ($0.001 par value common stock outstanding)	13,600,643

Net asset value and offering price per share(b)	$12.48

CLASS F SHARES:
NET ASSETS	$394,960,287
Shares issued and outstanding ($0.001 par value common stock outstanding)	31,330,369

Net asset value, offering and redemption price per share	$12.61

CLASS I SHARES:
NET ASSETS	$6,014,622,499
Shares issued and outstanding ($0.001 par value common stock outstanding)	476,953,829

Net asset value, offering and redemption price per share	$12.61

CLASS R SHARES:
NET ASSETS	$587,947
Shares issued and outstanding ($0.001 par value common stock outstanding)	46,669

Net asset value, offering and redemption price per share	$12.60

CLASS Z SHARES:
NET ASSETS	$26,302,051
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,084,310

Net asset value, offering and redemption price per share	$12.62

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment Income:
Interest	$426,503,640
Dividends (net of $21,024 of foreign withholding tax)	56,049,053

Total Investment Income	482,552,693

Expenses:
Investment advisory fees	53,480,050
Distribution fees—Class A	1,588,131
Distribution fees—Class C	1,432,809
Distribution fees—Class R	3,545
Shareholder servicing fees—Class A	635,253
Shareholder servicing fees—Class C	477,603
Shareholder servicing fees—Class I	3,942,251
Administration fees	4,242,508
Transfer agent fees and expenses	801,490
Shareholder reporting expenses	382,092
Directors’ fees and expenses	324,203
Registration and filing fees	175,959
Custodian fees and expenses	147,092
Professional fees	119,236
Miscellaneous	220,530

Total Expenses	67,972,752

Net Investment Income (Loss)	414,579,941

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	117,348,777
Interest rate swap contracts	(977,150)
Total return swap contracts	(10,043,190)
Forward foreign currency exchange contracts	(58,153,070)
Foreign currency transactions	1,360,734

Net realized gain (loss)	49,536,101

Net change in unrealized appreciation (depreciation) on:
Investments in securities	147,266,551
Interest rate swap contracts	174,051
Forward foreign currency exchange contracts	(5,800,447)
Foreign currency translations	278,433

Net change in unrealized appreciation (depreciation)	141,918,588

Net Realized and Unrealized Gain (Loss)	191,454,689

Net Increase (Decrease) in Net Assets Resulting from Operations	$606,034,630

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$414,579,941	$409,445,272
Net realized gain (loss)	49,536,101	42,947,983
Net change in unrealized appreciation (depreciation)	141,918,588	309,185,189

Net increase (decrease) in net assets resulting from operations	606,034,630	761,578,444

Distributions to Shareholders:
Class A	(30,853,552)	(33,465,713)
Class C	(7,992,416)	(9,563,928)
Class F	(32,920,026)	(43,220,137)
Class I	(312,608,659)	(293,626,915)
Class R	(32,882)	(49,688)
Class Z	(3,626,159)	(2,578,883)
Tax Return of Capital to Shareholders:
Class A	(3,031,023)	(4,450,381)
Class C	(918,526)	(1,485,777)
Class F	(3,115,352)	(5,405,144)
Class I	(28,946,784)	(36,467,496)
Class R	(3,375)	(7,008)
Class Z	(350,695)	(290,886)

Total distributions	(424,399,449)	(430,611,956)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(842,054,087)	(49,027,810)

Total increase (decrease) in net assets	(660,418,906)	281,938,678
Net Assets:
Beginning of year	7,883,363,050	7,601,424,372

End of year	$7,222,944,144	$7,883,363,050

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.27	$11.75	$11.72	$14.08	$ 14.38

Income (loss) from investment operations:

Net investment income (loss)(a)	0.64	0.61	0.58	0.52	0.49
Net realized and unrealized gain (loss)	0.32	0.55	0.09	(2.28)	(0.06)

Total from investment operations	0.96	1.16	0.67	(1.76)	0.43

Less dividends and distributions to shareholders from:

Net investment income	(0.60)	(0.57)	(0.59)	(0.58)	(0.53)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.66)	(0.64)	(0.64)	(0.60)	(0.73)

Net increase (decrease) in net asset value	0.30	0.52	0.03	(2.36)	(0.30)

Net asset value, end of year	$12.57	$12.27	$11.75	$11.72	$ 14.08

Total return(b)(c)	8.07%	10.09%	6.06%	–12.64%	3.08%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$616.8	$657.8	$733.0	$917.0	$1,215.9

Ratios to average daily net assets:

Expenses	1.13%	1.13%	1.14%	1.12%	1.12%

Net investment income (loss)	5.18%	5.00%	5.02%	4.19%	3.40%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.18	$11.67	$11.64	$13.99	$14.29

Income (loss) from investment operations:

Net investment income (loss)(a)	0.56	0.52	0.50	0.44	0.39
Net realized and unrealized gain (loss)	0.32	0.55	0.10	(2.27)	(0.05)

Total from investment operations	0.88	1.07	0.60	(1.83)	0.34

Less dividends and distributions to shareholders from:

Net investment income	(0.52)	(0.49)	(0.52)	(0.50)	(0.44)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.58)	(0.56)	(0.57)	(0.52)	(0.64)

Net increase (decrease) in net asset value	0.30	0.51	0.03	(2.35)	(0.30)

Net asset value, end of year	$12.48	$12.18	$11.67	$11.64	$13.99

Total return(b)(c)	7.42%	9.36%	5.41%	–13.23%	2.43%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$169.7	$212.8	$259.3	$332.7	$511.1

Ratios to average daily net assets:

Expenses	1.78%	1.78%	1.79%	1.77%	1.77%

Net investment income (loss)	4.53%	4.35%	4.37%	3.51%	2.75%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class F
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.30	$11.78	$ 11.75	$ 14.11	$ 14.41

Income (loss) from investment operations:

Net investment income (loss)(a)	0.68	0.65	0.62	0.57	0.54
Net realized and unrealized gain (loss)	0.34	0.56	0.09	(2.29)	(0.06)

Total from investment operations	1.02	1.21	0.71	(1.72)	0.48

Less dividends and distributions to shareholders from:

Net investment income	(0.65)	(0.62)	(0.63)	(0.62)	(0.58)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.71)	(0.69)	(0.68)	(0.64)	(0.78)

Net increase (decrease) in net asset value	0.31	0.52	0.03	(2.36)	(0.30)

Net asset value, end of year	$12.61	$12.30	$ 11.78	$ 11.75	$ 14.11

Total return(b)	8.51%	10.46%	6.42%	–12.31%	3.43%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$395.0	$835.0	$1,102.4	$1,335.2	$1,423.8

Ratios to average daily net assets:

Expenses	0.78%	0.78%	0.79%	0.77%	0.77%

Net investment income (loss)	5.51%	5.35%	5.36%	4.58%	3.74%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$ 12.30	$ 11.78	$ 11.75	$ 14.11	$ 14.41

Income (loss) from investment operations:

Net investment income (loss)(a)	0.68	0.64	0.61	0.56	0.53
Net realized and unrealized gain (loss)	0.33	0.56	0.10	(2.29)	(0.05)

Total from investment operations	1.01	1.20	0.71	(1.73)	0.48

Less dividends and distributions to shareholders from:

Net investment income	(0.64)	(0.61)	(0.63)	(0.61)	(0.58)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.70)	(0.68)	(0.68)	(0.63)	(0.78)

Net increase (decrease) in net asset value	0.31	0.52	0.03	(2.36)	(0.30)

Net asset value, end of year	$ 12.61	$ 12.30	$ 11.78	$ 11.75	$ 14.11

Total return(b)	8.44%	10.39%	6.35%	–12.37%	3.37%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$6,014.6	$6,082.9	$5,485.7	$5,742.4	$9,634.8

Ratios to average daily net assets:

Expenses (before expense reduction)	0.85%	0.85%	0.85%	0.84%	0.83%

Expenses (net of expense reduction)	0.85%	0.85%	0.85%	0.84%	0.83%

Net investment income (loss) (before expense reduction)	5.47%	5.30%	5.32%	4.42%	3.68%

Net investment income (loss) (net of expense reduction)	5.47%	5.30%	5.32%	4.42%	3.68%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.29	$11.77	$11.73	$14.10	$14.40

Income (loss) from investment operations:

Net investment income (loss)(a)	0.62	0.59	0.56	0.50	0.46
Net realized and unrealized gain (loss)	0.33	0.55	0.11	(2.29)	(0.05)

Total from investment operations	0.95	1.14	0.67	(1.79)	0.41

Less dividends and distributions to shareholders from:

Net investment income	(0.58)	(0.55)	(0.58)	(0.56)	(0.51)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.64)	(0.62)	(0.63)	(0.58)	(0.71)

Net increase (decrease) in net asset value	0.31	0.52	0.04	(2.37)	(0.30)

Net asset value, end of year	$12.60	$12.29	$11.77	$11.73	$14.10

Total return(b)	7.97%	9.90%	5.99%	–12.83%	2.91%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 0.6	$ 0.8	$ 1.6	$ 1.3	$ 2.1

Ratios to average daily net assets:

Expenses	1.28%	1.28%	1.29%	1.27%	1.27%

Net investment income (loss)	5.02%	4.83%	4.91%	3.99%	3.24%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.31	$11.79	$11.75	$14.12	$14.41

Income (loss) from investment operations:

Net investment income (loss)(a)	0.69	0.67	0.62	0.57	0.54
Net realized and unrealized gain (loss)	0.33	0.54	0.10	(2.30)	(0.05)

Total from investment operations	1.02	1.21	0.72	(1.73)	0.49

Less dividends and distributions to shareholders from:

Net investment income	(0.65)	(0.62)	(0.63)	(0.62)	(0.58)
Net realized gain	—	—	—	(0.02)	(0.20)
Tax return of capital	(0.06)	(0.07)	(0.05)	—	—

Total dividends and distributions to shareholders	(0.71)	(0.69)	(0.68)	(0.64)	(0.78)

Net increase (decrease) in net asset value	0.31	0.52	0.04	(2.37)	(0.29)

Net asset value, end of year	$12.62	$12.31	$11.79	$11.75	$14.12

Total return(b)	8.50%	10.45%	6.50%	–12.37%	3.50%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 26.3	$ 94.1	$ 19.6	$ 46.0	$ 64.2

Ratios to average daily net assets:

Expenses	0.78%	0.79%	0.79%	0.77%	0.77%

Net investment income (loss)	5.52%	5.49%	5.31%	4.53%	3.74%

Portfolio turnover rate	61%	66%	54%	42%	45%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return through high current income and capital appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At December 31, 2025, the Fund did not have any total return swap contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation) in the Statement of Operations.

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2025, a portion of the dividends has been reclassified to distributions from tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

For the year ended December 31, 2025, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can only be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the year ended December 31, 2025, the investment adviser did not waive and/or reimburse expenses.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund incurred $3,820,004 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2025, the Fund has been advised that the distributor received $22,997, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $8,228 and $9,185 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes will be used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $44,901 for the year ended December 31, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2025, totaled $4,523,922,430 and $5,492,225,101, respectively.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2025 and the effect of derivatives held during the year ended December 31, 2025, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	—	$—	Unrealized depreciation	$2,621,965
Interest Rate Risk:
Interest Rate Swap Contracts(b)	—	—	Payable for variation margin on interest rate swap contracts	174,051	(c)

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

(b)	Not subject to a master netting agreement or another similar arrangement.

(c)

Amount represents the cumulative net appreciation (depreciation) on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin payable to the broker.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(10,043,190)	$—

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(58,153,070)	(5,800,447)

Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	(977,150)	174,051

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the year ended December 31, 2025:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$345,303,541	$177,485,136	$715,387,915

(a)

Average notional amount represents the average for all months in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents, five months for interest rate swap contracts, three months for total return swap contracts and twelve months for forward foreign currency exchange contracts.

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2025	2024
Ordinary income	$388,033,694	$382,505,264
Tax return of capital	36,365,755	48,106,692

Total dividends and distributions	$424,399,449	$430,611,956

As of December 31, 2025, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$6,904,540,472

Gross unrealized appreciation on investments	$343,303,406
Gross unrealized depreciation on investments	(120,372,562)

Net unrealized appreciation (depreciation) on investments	$222,930,844

The Fund incurred ordinary losses of $8,850 after October 31, 2025 that it has elected to defer to the following year.

During the year ended December 31, 2025, the Fund utilized net capital loss carryforwards of $46,635,221.

As of December 31, 2025, the Fund has a net capital loss carryforward of $1,287,664,806 which may be used to offset future capital gains. The loss is comprised of $267,489,210 of short-term

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

capital loss carryover and $1,020,175,596 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

As of December 31, 2025, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, mark to market on forward foreign currency contracts, certain fixed-income securities and partnership investments and permanent book/tax differences primarily attributable to certain fixed income securities. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $27,716,620 and total distributable earnings/(accumulated loss) was charged $27,716,620. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 2.2 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1.2 billion of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	8,825,810	$109,376,063	15,332,995	$185,594,949
Issued as reinvestment of dividends and distributions	1,919,284	23,759,198	2,223,919	26,938,872
Redeemed	(15,315,114)	(189,588,224)	(26,311,890)	(319,664,761)

Net increase (decrease)	(4,570,020)	$(56,452,963)	(8,754,976)	$(107,130,940)

Class C:
Sold	1,380,649	$17,019,751	2,481,095	$29,843,962
Issued as reinvestment of dividends and distributions	573,752	7,048,421	717,543	8,629,563
Redeemed	(5,832,551)	(71,712,718)	(7,940,226)	(95,461,584)

Net increase (decrease)	(3,878,150)	$(47,644,546)	(4,741,588)	$(56,988,059)

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount

Class F:
Sold	20,523,743	$254,923,990	27,747,466	$338,497,332
Issued as reinvestment of dividends and distributions	1,887,763	23,344,936	3,218,183	39,040,170
Redeemed	(58,980,783)	(728,809,519)	(56,648,214)	(685,514,196)

Net increase (decrease)	(36,569,277)	$(450,540,593)	(25,682,565)	$(307,976,694)

Class I:
Sold	109,474,629	$1,360,664,011	162,176,851	$1,966,615,890
Issued as reinvestment of dividends and distributions	21,270,520	264,179,407	21,118,264	256,864,228
Redeemed	(148,288,854)	(1,841,569,378)	(154,399,277)	(1,873,125,819)

Net increase (decrease)	(17,543,705)	$(216,725,960)	28,895,838	$350,354,299

Class R:
Sold	1,362	$17,012	4,234	$51,237
Issued as reinvestment of dividends and distributions	2,924	36,257	4,682	56,696
Redeemed	(19,788)	(246,484)	(81,624)	(989,646)

Net increase (decrease)	(15,502)	$(193,215)	(72,708)	$(881,713)

Class Z:
Sold	1,097,617	$13,594,327	6,605,492	$81,192,366
Issued as reinvestment of dividends and distributions	312,525	3,865,804	225,140	2,770,464
Redeemed	(6,970,904)	(87,956,941)	(843,976)	(10,367,533)

Net increase (decrease)	(5,560,762)	$(70,496,810)	5,986,656	$73,595,297

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below- investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Preferred Securities and Income Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Preferred Securities and Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, NY

February 23, 2026

We have served as the auditor of one or more investment companies in the Cohen & Steers family of funds since 1991.

Cohen & Steers Preferred Securities and Income Fund, Inc.

(The following pages are unaudited)

TAX INFORMATION—2025

For the calendar year ended December 31, 2025, for individual taxpayers, the Fund designates $301,269,360 as qualified dividend income eligible for reduced tax rates and $465,640 as qualified business income eligible for the 20% deduction and interest related dividends of $95,860,331. In addition, for corporate taxpayers, 28.63% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Benchmark Change

The Board of Trustees approved a change to the Fund’s blended benchmark at its March 11, 2025 meeting. Effective close of business June 30, 2025, the Fund’s blended benchmark was updated from 55% ICE BofA U.S. IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index to the blended benchmark consisting of 65% ICE U.S. Institutional Capital Securities Index,10% ICE BofA Core Fixed Rate Preferred Securities Index, and 25% Bloomberg Developed Market USD Contingent Capital Index.

Changes to Portfolio Management Team

Effective close of business on January 31, 2025, Robert Kastoff was added as a portfolio manager of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Preferred Securities and Income Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS

GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Preferred Securities and Income Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Nargis Hilal

Deputy Chief Compliance Officer and

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—CPXAX
Class C—CPXCX
Class F—CPXFX
Class I—CPXIX
Class R—CPRRX
Class Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

eDelivery AVAILABLE

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Annual Financial Statements and Additional Information

December 31, 2025

Cohen & Steers

Preferred

Securities and

Income Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CPXAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Chief Financial Officer)

Date: March 4, 2026